Share-Based Payments	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Share-Based Payments

NOTE 22: Share-based payments

Warrants are granted to employees, consultants or directors of the Company and its subsidiaries. Each warrant entitles its holders to subscribe to one new share of the Company at a subscription price determined by the board of directors, within the limits decided upon at the occasion of their issuance. The warrants issued generally have a term of ten years as of issuance. Upon expiration of their term, the warrants become null and void.

On November 13, 2023, the company completed a share consolidation with respect to all its outstanding shares by means of a 1-for-10 reverse stock split (the “Share Consolidation”). Although the number of warrants does not change, the reverse stock split affects the number of shares into which the original number of warrants are convertible. Therefore, all share amounts were adjusted to reflect the Share Consolidation.

This section provides an overview of the outstanding warrants as of December 31, 2024. The warrants were created within the context of share-based incentive plans for employees, directors and consultants of the Company.

The Company has created several pools of warrants under stock option plans for grant to eligible employees, directors, and consultants. Stock option plans were announced on June 22, 2014 (150,000), June 19, 2017 (250,000), June 21, 2019 (300,000), May 27, 2021 (360,000), May 25, 2022 (500,000), June 30, 2023 (500,000), and June 20, 2024 (2,000,000) for a total amount of 2,060,000 warrants created.

For the Years ended December 31	2024	2023
Warrants created	4,060,000	2,060,000
Warrants available for grant	(669,549)	(208,250)
Warrants granted	3,389,750	1,851,750
Warrants terminated or lapsed	(404,983)	(213,977)
Warrants exercised	-	-
Total outstanding warrants	2,985,468	1,637,773

As of December 31, 2024, there are 2,985,468 warrants outstanding, entitling their holders to subscribe to 2,985,468 shares of the Company.

For the year 2024, 1,538,000 (2023: 455,500) warrants were granted, 190,305 warrants (2023: 43,505) were terminated or lapsed, no warrants (2023: 0) were exercised, and 337,836 warrants (2023: 237,789) were vested.

For The Years Ended December 31	2024	2023
As of January 1	1,637,773	1,225,778
Number of warrants cancelled/forfeited during the year	(190,305)	(43,505)
Number of warrants granted during the year	1,538,000	455,500
Number of potential shares from outstanding warrants	2,985,468	1,637,773

The share-based compensation expense recognized in the consolidated statement of profit or loss is given below as is the cumulated amount per the consolidated statement of financial position:

Thousands of $ For the Years ended December 31	2024	2023	2022
Share-based compensation in consolidated statement of profit or loss	1,725	665	867
Cumulated Share-based compensation in equity	13,878	12,139	11,474

The Cumulated Share-based compensation amount is part of the Total Shareholders’ Equity on the Consolidated statement of financial position. This amount is presented on the Consolidated statement of financial position for both exercised and non-exercised warrants.

In general, the warrants vest in cumulative tranches of 25% per year, provided that the beneficiary has provided at least one year of service. However, there are certain exceptions to this rule which are, if applicable, specified in the relevant stock option plans:

●	The warrants granted to directors under the June 23, 2014 Stock Option Plan, the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan, the May 25, 2022, and the June 30, 2023 Stock Option Plan, all vest on the date of the annual meeting that takes place in the calendar year following the calendar year in which they were granted, provided that the mandate of the relevant director has not ended or been terminated.

●	The warrants granted to beneficiaries who are not directors under the June 23, 2014 Stock Option Plan all vest in instalments of 25% per year, the first tranche of 25% vesting on the first anniversary date of the date of grant and the following tranches vesting on a quarterly basis.

●	The warrants granted to beneficiaries who are not directors under the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan, the May 25, 2022, and the June 30, 2023 Stock Option Plan may adopt a manual or custom vesting procedure under certain conditions or a particular vesting period over 3 or 4 years.

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

	Warrants	Weighted average exercise price	Potential shares from exercise of warrants
Granted in 2023	455,500	€2.91	455,500
Outstanding at December 31, 2023	1,637,773	€9.64	1,637,773
Exercisable at December 31, 2023	759,841	€14.07	759,841
Granted in 2024	1,538,000	$2.60	1,538,000
Outstanding at December 31, 2024	2,985,468	$6.09	2,985,468
Exercisable at December 31, 2024	1,098,918	$11.26	1,098,918

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2024 and 2023:

For the years ended december 31	2024	2023
Executive Director	1,289,375	489,375
Non-Executive Directors	215,875	25,650
Management team (excluding the Executive Director)	915,912	517,912
Other employees, consultants, and former service providers	564,306	604,836
Total outstanding	2,985,468	1,637,773

The weighted average exercise price of all outstanding warrants (vested and non-vested warrants; assuming 1 warrant = 1 share) is €5.68 or $6.09 at December 31, 2024 (€9.64 or $10.43 at December 31, 2023; €12.34 or $13.25 at December 31, 2022). The weighted average remaining contractual life of all outstanding warrants at the end of 2024 is 7.70 years (2023: 7.11 years).

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
06-May-22	-	500	€7.50	-	53.16%	1.64%	58.85	52.87
04-Aug-22	-	3,800	€7.97	-	55.63%	1.41%	55.89	49.91
03-Aug-22	-	42,500	€6.84	-	57.05%	1.50%	67.96	55.92
03-Aug-22	-	312,500	€6.84	-	57.05%	1.50%	73.97	61.94
04-Aug-22	-	1,000	€7.97	-	55.63%	1.41%	73.94	61.91
01-Oct-22	-	31,250	€7.40	-	57.26%	2.77%	72.03	60.00
01-Dec-22	-	1,500	€7.40	-	58.30%	2.40%	69.67	63.65
25-Mar-23	-	30,500	€3.20	-	71.42%	2.75%	72.26	60.26
3-May-23	-	11,000	€3.30	-	73.64%	2.92%	77.01	65.01
27-Apr-23	-	25,000	€3.20	-	73.60%	3.10%	77.21	65.21
22-Jun-23	-	1,000	€3.60	-	72.54%	3.11%	81.34	69.34
30-Jun-23	-	255,000	€2.90	-	72.62%	3.09%	81.07	69.07
04-Jul-23	-	1,000	€3.00	-	72.60%	3.14%	80.94	68.94
05-Sep-23	-	500	€3.00	-	73.75%	3.23%	72.90	60.90
18-Sep-23	-	85,000	€2.78	-	73.70%	3.34%	72.48	60.48
18-Sep-23	-	37,500	€2.78	-	73.70%	3.34%	78.44	66.44
09-Nov-23	-	1,500	€3.09	-	77.60%	3.32%	52.73	40.70
09-Nov-23	-	7,500	€3.09	-	77.60%	3.32%	76.75	64.75
01-Jan-24	-	500	$3.94	-	89.60%	3.38%	61.51	49.51
01-Jan-24	-	1,500	$3.94	-	89.60%	3.38%	69.01	57.01
01-Jan-24	-	2,000	$3.94	-	89.60%	3.38%	79.51	67.51
03-Apr-24	-	1,000	$2.93	-	91.93%	4.63%	77.92	65.92
04-Jun-24	-	1,500	$2.88	-	89.67%	4.33%	76.88	64.88
22-Jun-24	-	1,470,000	$2.62	-	89.31%	4.25%	82.29	70.29
1-Jul-24	-	500	$2.39	-	88.45%	4.48%	76.50	64.50
11-Jul-24	10,000	-	$2.81	-	89.80%	4.20%	82.18	69.18
1-Aug-24		500	$2.70	-	89.79%	3.99%	75.99	63.99
09-Oct-24		500	$2.01	-	90.47%	4.06%	74.73	61.73
09-Oct-24		50,000	$2.01	-	90.47%	4.06%	80.73	68.73

The above inputs for the Black-Scholes model have been determined based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Company. Currently, this is estimated to be zero as no dividends have been paid since inception.

●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant.

●	On November 27, 2023, the Company announced its transition to a single listing on Nasdaq which repositioned the Company’s shares from the Euronext Brussels trading system to the Nasdaq trading system. For shares granted prior to November 27, 2023, the risk-free interest rate was based on the interest rate applicable for the 10-year Belgian government bond at the grant date. For shares granted subsequent to November 27, 2023, the risk-free interest rate was based on the 10-year U.S. Treasury rate at the grant date.

●	The weighted average fair value for warrants granted was $1.96 for year ending December 31, 2024, €1.80 for year ending December 31, 2023, and €3.46 for year ending December 31, 2022.